EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Earnings Per Share [Abstract]
Schedule of Disclosure of Outstanding Stock Options, Share Warrant Obligations, RSUs and DSUs

	2023	2022
	$	$
Net earnings (loss)	(103,766,137)	17,775,766
Basic weighted average number of common shares outstanding	224,311,227	193,113,983
Basic earnings (loss) per share	(0.46)	0.09

Basic weighted average number of common shares outstanding	224,311,227	193,113,983
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	—	7,477,680
Diluted weighted average number of common shares outstanding	224,311,227	200,591,663
Diluted earnings (loss) per share	(0.46)	0.09